Performance Management	Oct. 31, 2024
BBH Select Large Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of Predecessor Fund
Performance Narrative [Text Block]

The Fund will be the successor to the Predecessor Fund, a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund expected to occur on November 17, 2025 (the “Reorganization”). The Fund will adopt the Predecessor Fund’s performance history. Prior to the Reorganization, the Fund will not have commenced operation. The Predecessor Fund also was advised by the Investment Adviser and had the same investment objectives, investment strategies, and fundamental and non-fundamental investment policies as the Fund.

The following bar chart and table give an indication of the risks of investing in the Fund. The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The table shows how the average annual returns of the Predecessor Fund for the periods indicated compared to a broad-based securities market index. One cannot invest directly in an index.

Past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	Total Returns for Class I Shares (% Per Calendar Year)
Bar Chart [Table]
Bar Chart Closing [Text Block]	Calendar Year Ended December 31
Highest Performing Quarter:	15.49% in 2nd quarter of 2020
Lowest Performing Quarter:	(19.98)% in 1st quarter of 2020

Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter
Highest Quarterly Return	15.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter
Lowest Quarterly Return	(19.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Narrative

The performance figures assume that all distributions were reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	5 Years	Since Inception of Predecessor Fund (9/9/2019)
Predecessor Fund
Return Before Taxes	15.85%	10.24%	10.46%
Return After Taxes on Distributions	14.77%	9.74%	10.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.20%	8.08%	8.30%
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	25.02%	14.53%	15.51%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction of fees, expenses or taxes
Performance Availability Website Address [Text]	www.bbhfunds.com
Performance Availability Phone [Text]	1-800-575-1265
BBH Select Mid Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance of the Predecessor Fund
Performance Narrative [Text Block]

The Fund will be the successor to the Predecessor Fund, a mutual fund series of BBH Trust, as a result of the reorganization of the Predecessor Fund into the Fund expected to occur on November 17, 2025 (the “Reorganization”). The Fund will adopt the Predecessor Fund’s performance history. Prior to the Reorganization, the Fund will not have commenced operation. The Predecessor Fund also was advised by the Investment Adviser and has the same investment objective, investment strategies, and fundamental and non-fundamental investment policies as the Fund.

The following bar chart and table give an indication of the risks of investing in the Fund. The performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The bar chart shows changes in the performance of the Predecessor Fund from year to year. The table shows how the average annual returns of the Predecessor Fund for the periods indicated compared to a broad-based securities market index as well as to a mid-cap index to show how the Fund’s performance compares with the returns of an index of companies that have similar market capitalizations to the Fund’s investments. One cannot invest directly in an index.

Past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Calendar Year Ended December 31
Highest Performing Quarter:	13.28% in 4th quarter of 2023
Lowest Performing Quarter:	(18.11)% in 2nd quarter of 2022

Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter
Highest Quarterly Return	13.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter
Lowest Quarterly Return	(18.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Narrative

The performance figures assume that all distributions were reinvested. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
	1 Year	Since Inception of Predecessor Fund (May 24, 2021)
Predecessor Fund
Return Before Taxes	11.41%	5.16%
Return After Taxes on Distributions	11.33%	5.13%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	3.99%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	11.50%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	15.34%	5.37%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bbhfunds.com
Performance Availability Phone [Text]	1-800-575-1265